SEGMENT INFORMATION - Non-current assets aggregated to form reportable geographical segment (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2022 CNY (¥) segment	Mar. 31, 2022 CNY (¥) segment	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Non-current assets aggregated to form reportable geographical segment
Number of operating segment	1	1
Non-current assets	¥ 676,885,437	¥ 676,988,748	$ 95,338,663	$ 106,642,631	¥ 433,970,786
PRC
Non-current assets aggregated to form reportable geographical segment
Non-current assets	613,613,563	604,094,049	86,426,880	95,159,896	288,637,839
Other countries/regions
Non-current assets aggregated to form reportable geographical segment
Non-current assets	¥ 25,068,223	¥ 26,777,039	$ 3,530,835	$ 4,218,052	¥ 31,345,723